Founder-Led ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Activities Related to Credit Intermediation - 1.0%
Coinbase Global, Inc. - Class A (a)	1,218	$212,675

Advertising, Public Relations, and Related Services - 2.3%
AppLovin Corp. - Class A (a)	1,306	519,788

Aerospace Product and Parts Manufacturing - 0.8%
Rocket Lab Corp. (a)	2,888	185,467

Automobile Dealers - 1.3%
Carvana Co. (a)	939	295,203

Business Support Services - 2.7%
NU Holdings Ltd. - Class A (a)	21,351	306,814
ROBLOX Corp. - Class A (a)	3,176	179,634
Royalty Pharma PLC - Class A	2,476	118,774
		605,222

Communications Equipment Manufacturing - 0.6%
EchoStar Corp. - Class A (a)	1,172	137,206

Computer and Peripheral Equipment Manufacturing - 6.3%
Arista Networks, Inc. (a)	4,942	606,779
Dell Technologies, Inc. - Class C	2,850	467,770
Everpure, Inc. - Class A (a)	1,481	87,438
Fortinet, Inc. (a)	2,901	237,070
		1,399,057

Computer Systems Design and Related Services - 8.0%
Oracle Corp.	8,132	1,196,298
Snowflake, Inc. (a)	1,508	227,437
VeriSign, Inc.	389	96,612
Workday, Inc. - Class A (a)	1,201	156,034
Zoom Communications, Inc. (a)	1,403	112,787
		1,789,168

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 4.7%
Airbnb, Inc. - Class A (a)	2,534	319,994
Shopify, Inc. - Class A (a)	6,197	735,088
		1,055,082

Cut and Sew Apparel Manufacturing - 0.4%
Ralph Lauren Corp.	279	95,973

Depository Credit Intermediation - 2.4%
Capital One Financial Corp.	2,897	528,500

Electronics and Appliance Retailers - 0.7%
CoreWeave, Inc. - Class A (a)	1,995	154,553

Iron and Steel Mills and Ferroalloy Manufacturing - 0.5%
Steel Dynamics, Inc.	642	115,560

Motor Vehicle Manufacturing - 10.1%
Tesla, Inc. (a)	6,053	2,250,203

Newspaper, Periodical, Book, and Directory Publishers - 0.5%
Reddit, Inc. - Class A (a)	849	114,318

Other Fabricated Metal Product Manufacturing - 0.7%
Axon Enterprise, Inc. (a)	363	154,162

Other Financial Investment Activities - 7.6%
Apollo Global Management, Inc.	1,917	213,592
Ares Management Corp. - Class A	1,470	160,377
Blackrock, Inc.	691	664,542
Blackstone, Inc.	5,798	666,712
		1,705,223

Other Miscellaneous Retailers - 1.9%
Coupang, Inc. (a)	8,514	160,744
DoorDash, Inc. - Class A (a)	1,802	270,570
		431,314

Pharmaceutical and Medicine Manufacturing - 2.3%
Regeneron Pharmaceuticals, Inc.	492	380,139
United Therapeutics Corp. (a)	204	120,968
		501,107

Securities and Commodity Contracts Intermediation and Brokerage - 1.3%
Robinhood Markets, Inc. - Class A (a)	4,229	293,070

Securities and Commodity Exchanges - 1.9%
Intercontinental Exchange, Inc.	2,683	421,982

Semiconductor and Other Electronic Component Manufacturing - 11.9%
Bloom Energy Corp. - Class A (a)	1,248	169,092
Monolithic Power Systems, Inc.	224	244,910
NVIDIA Corp.	12,898	2,249,411
		2,663,413

Software Publishers - 17.9%
Block, Inc. (a)	2,809	169,045
Cloudflare, Inc. - Class A (a)	1,658	342,112
Crowdstrike Holdings, Inc. - Class A (a)	1,167	455,608
Datadog, Inc. - Class A (a)	1,656	195,491
Nebius Group NV (a)	1,139	118,183
Palantir Technologies, Inc. - Class A (a)	10,947	1,601,327
Salesforce, Inc.	4,252	793,721
Strategy, Inc. (a)	1,584	197,683
Veeva Systems, Inc. - Class A (a)	707	124,192
		3,997,362

Waste Treatment and Disposal - 0.9%
Waste Connections, Inc.	1,211	196,715

Web Search Portals, Libraries, Archives, and Other Information Services - 9.6%
Meta Platforms, Inc. - Class A	3,752	2,146,632
TOTAL COMMON STOCKS (Cost $23,781,948)		21,968,955

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (b)	372,691	372,691
TOTAL MONEY MARKET FUNDS (Cost $372,691)		372,691

TOTAL INVESTMENTS - 100.0% (Cost $24,154,639)		22,341,646
Liabilities in Excess of Other Assets - (0.0)% (c)		(7,536)
TOTAL NET ASSETS - 100.0%		$22,334,110

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Founder-Led ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$21,968,955	$–	$–	$21,968,955
Money Market Funds	372,691	–	–	372,691
Total Investments	$22,341,646	$–	$–	$22,341,646

Refer to the Schedule of Investments for further disaggregation of investment categories.